Consolidated Statements of Operations and Comprehensive Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 15,796,983	$ 12,610,873	$ 6,652,308
Cost of revenues		(11,242,817)	(8,451,336)	(4,358,426)
Gross profit		4,554,166	4,159,537	2,293,882
Operating expenses:
Selling expenses		(938,941)	(688,064)	(396,421)
General and administrative expenses		(764,530)	(724,147)	(742,620)
Research and development expenses		(1,563,059)	(1,362,058)	(504,711)
Total operating expenses		(3,266,530)	(2,774,269)	(1,643,752)
Operating income		1,287,636	1,385,268	650,130
Other income (expenses):
Interest income		3,274	6,884	2,625
Interest expenses		(196,304)	(146,386)	(82,672)
Other income, net		531,198	110,159	15,010
Other expense, net		(8,370)	(17,410)	(44,274)
Exchange gain (loss)		3,893	25,344	(3,687)
Total other income (expenses), net		333,691	(21,409)	(112,998)
Income before income tax		1,621,327	1,363,859	537,132
Income tax (expenses) benefits		(14,838)	(11,348)	423
Net income		1,606,489	1,352,511	537,555
Comprehensive income
Net income		1,606,489	1,352,511	537,555
Foreign currency translation adjustments, net of tax		(302,960)	(227,278)	187,942
Comprehensive income		$ 1,303,529	$ 1,125,233	$ 725,497
Earnings per share, basic (in Dollars per share)		$ 0.13	$ 0.11	$ 0.04
Earnings per share, Diluted (in Dollars per share)		$ 0.13	$ 0.11	$ 0.04
Weighted average number of shares (in Shares)	[1]	12,500,000	12,500,000	12,500,000

[1]	The share amounts are presented on a retrospective basis.